UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual  Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Malcolm Polley
Stewart Capital Advisors, LLC
800 Philadelphia Street
Indiana, PA 15701
(Name and address of agent for service)

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

FORM N-Q

Item 1.  Schedule of Investments.

Mid Cap Fund
Schedule of Investments March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 87.4%
Banks 1.3%
Northwest Bancshares, Inc.	36,654	$465,506

Capital Goods 13.5%
Babcock & Wilcox Co. *	17,085	439,939
Cummins, Inc.	7,115	854,085
EMCOR Group, Inc.	40,555	1,124,184
McDermott International, Inc. *	61,196	783,921
Triumph Group, Inc.	23,728	1,486,796
		4,688,925
Consumer Durables & Apparel 6.7%
Polaris Industries, Inc.	17,330	1,250,360
Skechers U.S.A., Inc. - Cl. A *	84,625	1,076,430
		2,326,790
Consumer Services 2.6%
Matthews International Corp. - Cl. A	28,605	905,062

Diversified Financials 2.4%
Federated Investors, Inc.	36,653	821,394

Energy 4.4%
CARBO Ceramics, Inc.	6,975	735,514
Enerplus Corp.	34,757	779,252
		1,514,766
Food, Beverage & Tobacco 3.6%
J.M. Smucker Co. (The)	15,405	1,253,351

Health Care Equipment & Services 6.7%
C.R. Bard, Inc.	7,269	717,596
Catalyst Health Solutions, Inc. *	13,317	848,692
Varian Medical Systems, Inc. *	10,816	745,871
		2,312,159
Materials 11.9%
CF Industries Holdings, Inc.	6,330	1,156,174
FMC Corp.	11,467	1,213,897
Southern Copper Corp.	37,691	1,195,182
Thompson Creek Metals Co., Inc. *	81,011	547,634
		4,112,887
Media 2.8%
Meredith Corp.	30,069	976,040

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Medicis Pharmaceutical Corp.	27,320	1,026,959
Perrigo Co.	7,540	778,957
		1,805,916
Semiconductors & Semiconductor Equipment 3.2%
Skyworks Solutions, Inc. *	40,072	1,107,991

Software & Services 3.1%
Micros Systems, Inc. *	19,301	1,067,152

Technology Hardware & Equipment 11.3%
Flextronics International Ltd. *	182,511	1,319,554
Itron, Inc. *	28,165	1,278,973
Western Digital Corp. *	31,516	1,304,447
		3,902,974

Transportation 4.0%
Kirby Corp. *	20,827	$1,370,208

Utilities 4.7%
AGL Resources, Inc.	17,992	705,646
Oneok, Inc.	11,276	920,798
		1,626,444

Total Common Stocks (Cost $23,120,217)		30,257,565

LIMITED PARTNERSHIP INTEREST 4.0%
Materials 4.0%
Terra Nitrogen Co., LP	5,583	1,401,333

Total Limited Partnership Interest (Cost $468,568)		1,401,333

SHORT TERM INVESTMENT 8.6%
Federated Prime Obligations Fund, 0.18% **	2,967,366	2,967,366

Total Short Term Investment (Cost $2,967,366)		2,967,366

Total Investments 100.0% (Cost $26,556,151)		34,626,264
Other Assets less Liabilities 0.0%		3,612

Net Assets 100.0%		$34,629,876

*	Non-income producing
**	Represents 7-day effective yield as of March 31, 2012.
See Notes to Schedule of  Investments

Notes to Schedule of Investments

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end investment management company.  The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”).  Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser.  The Fund commenced investment operations at the close of business December 29, 2006.  Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by the Adviser to the Fund.  The Fund’s principal investment goal is to seek long-term capital appreciation.

Investment Valuation
In determining the Net Asset Value (“NAV”) of the Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the average of the current bid and asked prices on such exchanges.  Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its NAV per share.

Accounting policies generally accepted in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, limited partnerships and short-term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2. Short-term investments may be valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Investment in Securities		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$30,257,565	$-	$-	$30,257,565
Limited Partnership Interest*	1,401,333	-	-	1,401,333
Short Term Investment	2,967,366	-	-	2,967,366
Total	$34,626,264	$-	$-	$34,626,264

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended March 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.  The Fund did not hold any Level 2 or Level 3 securities during the period ended March 31, 2012.  It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

Federal Income Tax Information
At March 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$26,706,287

Gross unrealized appreciation	$9,164,284
Gross unrealized depreciation	(1,244,307)

Net unrealized appreciation	$7,919,977

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.                                Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	5/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	5/21/12

By:	/s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date:	5/21/12

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)